Document and Entity Information	21 Months Ended
Sep. 30, 2014
Document and Entity Information
Entity Registrant Name	SPINDLE, INC.
Document Type	S-1
Document Period End Date	Sep. 30, 2014
Amendment Flag	false
Entity Central Index Key	0001403802
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	39,755,273
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY